The Alger ETF Trust
100 Pearl Street, 27th Floor
New York, New York 10004
September 17, 2024
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
The Alger ETF Trust (File Nos.: 811-23603, 333-248085)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger ETF Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act to convert each of Alger 35 ETF (“ATFV”), Alger Mid Cap 40 ETF (“FRTY”), and Alger Weatherbie Enduring Growth ETF (“AWEG” and together with each of ATFV and FRTY, the “Funds” and each, a “Fund”) from a “non-transparent” exchange-traded fund (“ETF”) that utilizes the ActiveShares® methodology from Precidian Investments, LLC and operates in reliance on an exemptive order from the Commission (Release No. 33869) (the “Order”) to a fully-transparent ETF that operates in reliance on Rule 6c-11 under the Investment Company Act. The Amendment contains the prospectus and statement of additional information (“SAI”) of the Funds. The Funds expect to complete the conversion on or about December 2, 2024.
We respectfully request selective review of the Amendment for the following reasons:
1. Because the Funds will no longer operate in reliance on the Order, the Amendment contains disclosure changes to each Fund’s principal investment strategies to remove references to the terms, requirements and limitations of the Order, as applicable. In connection with these changes, each Fund made corresponding changes to its principal risks. With the exception of these changes, the Funds are not making any changes to their principal investment strategies or principal investment risks. Each Fund commenced operations within the last three and a half years, as detailed below, and worked with the Commission staff (the “Staff”), to address the Staff’s comments regarding each Fund’s investment strategies and risks. The below filings can therefore be considered as precedent with respect to each Fund’s principal investment strategies and principal risks for the Amendment.
a. The Trust and its initial series, ATFV and FRTY, were organized in February 2021, after being declared effective by the Commission on February 24, 2021. The definitive version of the Trust’s initial Prospectus and SAI was filed pursuant to Rule 497 under the Securities Act on February 25, 2021 (Accession No. 0001193125-21-056219). Prior to being declared effective, the Trust worked with the Staff and addressed the Staff ’s comments to the Trust’s initial Registration Statement on Form N-1A in correspondence, which was filed on November 6, 2020 (Accession No. 0001193125-20-287829), January 6, 2021 (Accession No. 0001193125-21-002730), and February 23, 2021 (Accession No. 0001193125-21-052574).
b. AWEG commenced operations in March 2023, with AWEG’s prospectus and SAI, filed pursuant to Rule 485(b) under the Securities Act, being filed on February 10, 2023 (Accession No. 0001193125-23-031894), and the definitive version thereof filed pursuant to Rule 497 under the Securities Act on March 7, 2023 (Accession No. 0001193125-23-062256). Prior to commencing operations, AWEG addressed the Staff ’s comments to AWEG’s prospectus and SAI via correspondence on filed on February 7, 2023 (Accession No. 0001193125-23-026889).
2. The annual updating amendment to the Trust’s prospectus and SAI, filed pursuant to Rule 485(b) under the Securities Act, was most recently filed on April 24, 2024 (Accession No. 0001193125-24-110163). With the exception of the changes related to the conversion and certain disclosure changes made in connection with new Commission rules and regulations, the disclosure contained therein with respect to the Trust and the operation of the Funds is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.
3. The Funds are part of the same fund family as Alger AI Enablers & Adopters ETF and Alger Concentrated Equity ETF (collectively, the “Transparent ETFs”), which are each other series of the Trust. The Transparent ETFs each operate in reliance on Rule 6c-11 under the Investment Company Act and commenced operations in April 2024, with the

Transparent ETFs’ prospectus and SAI, filed pursuant to Rule 485(b) under the Securities Act, being filed on March 28, 2024 (Accession No. 0001193125-24-080662). Prior to the Transparent ETFs’ launch, the Transparent ETFs addressed the Staff ’s comments to the Transparent ETFs’ prospectus and SAI via correspondence on March 27, 2024 (Accession No. 0001193125-24-078978). The disclosure contained in the Transparent ETFs’ prospectus and SAI with respect to operation as ETFs in reliance on Rule 6c-11 under the Investment Company Act is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.
4. With the exception of the changes related to the implementation of changes in rules and regulations under the Investment Company Act and the addition of disclosure regarding Trustees elected to the Board of the Trust on August 16, 2024, the Trust does not believe that there are any material changes in the Amendment to the disclosure contained in these precedent filings and will provide comparisons of the Amendment to such precedent filings, upon request by the Staff.
Should members of the Commission staff have any questions or comments regarding the Amendment, please contact the undersigned at (212) 806-8838 or tpayne@alger.com, or Mia Pillinger of this office at (212) 806-8806 or mpillinger@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia G. Pillinger, Esq.